SCHEDULE OF REVENUES BY GEOGRAPHIC AREA (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	[1]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,711,693	$ 4,772,866	$ 3,104,324	$ 2,879,645
BRUNEI DARUSSALAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	671,987	864,108	770,596
CAMBODIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,705,492	2,193,092	1,463,473
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	623,600	801,887
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	653,440	840,258	787,308
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 57,174	$ 73,521	$ 82,947

[1]	Comparative amounts of S$326,747 was reclassified from general and administrative expenses to selling and distribution expenses for consistency. Since the amounts were reclassification within operating expenses, the reclassification did not have any effect on the net loss.